Summary of significant accounting policies	12 Months Ended
Jun. 30, 2024
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

2.1. Basis of preparation of the Consolidated Financial Statement

(a) Basis of preparation

The CNV, through General Resolutions No. 562/09 and 576/10, has established the application of Technical Resolutions No. 26 and 29 of the FACPCE, which adopt the IFRS Accounting Standards issued by the IASB, for entities included in the public offering regime, either by their capital or their negotiable obligations, or those that have requested authorization to be included in the aforementioned regime.

 The application of these standards is mandatory for the Company, starting from the fiscal year beginning on July 1, 2012.

These Consolidated Financial Statements have been prepared in accordance with Technical Resolution No. 26 “Professional Accounting Standards: Adoption of the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB).” The financial statements have been prepared in accordance with the accounting policies based on the IFRS Accounting Standards as issued by IASB and the CNV rules applicable as of June 30, 2024.

Additionally, some additional matters required by the General Companies Law and/or CNV regulations were included, among them, the supplementary information provided in the last paragraph of article 1, chapter III, title IV, of CNV General Resolution No. 622/13. This information is included in notes to these financial statements, as permitted by IFRS Accounting Standards.

IAS 29 "Financial Reporting in Hyperinflationary Economies" requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting fiscal year, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude on whether an economy is categorized as hyper-inflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of an accumulated inflation rate in three years that is approximate or exceeds 100%. Accumulated inflation in Argentina in the last three years is over 100%. It is for this reason that, in accordance with IAS 29, Argentina must be considered a country with high inflation economy starting July 1, 2018.

In addition, Law No. 27,468 (published in the Official Gazette on December 4, 2018), amended Section 10 of Law No. 23,928, as amended, and established that the derogation of all the laws or regulations imposing or authorizing price indexation, monetary restatement, cost variation or any other method for strengthening debts, taxes, prices or rates of goods, works or services, does not extend to financial statements, as to which the provisions of Section 62 of the General Companies Law No. 19,550 (1984 revision), as amended, shall continue to apply.  Moreover, the referred law repealed Decree No. 1269/2002 dated July 16, 2002, as amended, and delegated to the Argentine Executive Branch the power to establish, through its controlling agencies, the effective date of the referred provisions in connection with the financial statements filed with it. Therefore, under General Resolution 777/2018 (published in the Official Gazette on December 28, 2018) the CNV ordered that issuers subject to its supervision shall apply the inflation adjustment to reflect the financial statements in terms of the measuring unit current at the end of the reporting period set forth in IAS 29 in their annual, interim and special financial statements closed on or after December 31, 2018. Thus, these Consolidated Financial Statements have been reported in terms of the measuring unit current as of June 30, 2024 according to IAS 29.

Pursuant to IAS 29, the Financial Statements of an entity whose functional currency is that of a high inflationary economy should be reported in terms of the measuring unit current as of the date of the Financial Statements. All the amounts included in the Consolidated Statement of Financial Position which are not stated in terms of the measuring unit current as of the date of the Financial Statements should be restated applying the general price index. All items in the Consolidated Statement of Income and Other Comprehensive Income should be stated in terms of the measuring unit current as of the date of the Financial Statements, applying the changes in the general price index occurred from the date on which the revenues and expenses were originally recognized in the Financial Statements.

Adjustment for inflation in the initial balances has been calculated considering the indexes reported by the FACPCE based on the price indexes published by the Argentine Institute of Statistics and Census (INDEC).

The principal inflation adjustment procedures are the following:

-

Monetary assets and liabilities that are already recorded at the measuring unit as of the balance sheet’s closing date are not restated because they are already stated in terms of the measuring unit current as of the date of the financial statements.

-	Non-monetary assets, and liabilities and equity component are recorded at restated cost as of the balance sheet date.
-	All items in the Consolidated Statement of Income and Other Comprehensive Income are restated applying the relevant conversion factors.
-

The effect of inflation in the Group’s net monetary position is included in the Consolidated Statement of Income and Other Comprehensive Income under Financial results, net, in the item “Inflation adjustment”.

-	Comparative figures have been adjusted for inflation following the procedure explained in the previous paragraphs.

Upon initially applying inflation adjustment, the equity accounts were restated as follows:

-

Capital was restated as from the date of subscription or the date of the most recent inflation adjustment for accounting purposes, whichever is later. The resulting amount was included in the “Inflation adjustment of share capital and treasury shares” account.

-	The currency translation was restated in real terms.
-	Other comprehensive income/ (loss) was restated as from each accounting allocation.
-	The other reserves were restated from the initial application.

In relation to the inflation index to be used and in accordance with the FACPCE Resolution No. 539/18, it will be determined based on the Wholesale Price Index (IPIM) until 2016, considering for the months of November and December 2015 the average variation of Consumer Price Index (CPI) of the Autonomous City of Buenos Aires, because during those two months there were no national IPIM measurements. Then, from January 2017, the National Consumer Price Index (National CPI) will be considered. The table below show the evolution of these indexes in the last two fiscal years and as of June 30, 2024 according to official statistics (INDEC) following the guidelines described in Resolution 539/18:

Price variation	June 30, 2022	June 30, 2023	June 30, 2024	Cumulative as of June 30,2024 (3 years)
Annual	64%	116%	272%	1.213%

As a consequence of the aforementioned, these financial statements as of June 30, 2024 were restated in accordance with IAS 29.

(b) Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its Consolidated Statement of Financial Position according to the operating cycle of each activity. Current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax liabilities) are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

(c) Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to ‘Peso amounts’ or ‘ARS’, are millions of Argentine Pesos, references to ‘USD’ or ‘US Dollars’ are millions of US Dollars, and references to "NIS" are millions of New Israeli Shekel.

(d) Fiscal year-end

The fiscal year begins on July 1st and ends on June 30 of each year.

(e) Accounting criteria

See Notes 2.2 through 2.27 with the accounting policies of each item.

(f) Reporting cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received for financing of operating activities is presented within operating activities whereas the rest is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g) Use of estimates

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

2.2 New accounting standards and amendments

The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group

Standards and amendments	Description	Date of application by the Group
IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the building blocks of:

•       discounted probability-weighted cash flows

•       an explicit risk adjustment, and

•       a contractual service margin (CSM) representing the unearned profit of the contract which is recognised as revenue over the coverage period.

The standard allows a choice between recognising changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

Targeted amendments made in July 2020 aimed to ease the implementation of the standard by reducing implementation costs and making it easier for entities to explain the results from applying IFRS 17 to investors and others. The amendments also deferred the application date of IFRS 17 to 1 January 2023.

Further amendments made in December 2021 added a transition option that permits an entity to apply an optional classification overlay in the comparative period(s) presented on initial application of IFRS 17. The classification overlay applies to all financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17. It allows those assets to be classified in the comparative period(s) in a way that aligns with how the entity expects those assets to be classified on initial application of IFRS 9. The classification can be applied on an instrument-by-instrument basis.

06-30-2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

06-30-2024
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

06-30-2024
Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

06-30-2024
Global implementation of Pillar Two model

In December 2021, the Organization for Economic Cooperation and Development (OECD) published the Pillar Two model, with the objective of carrying out certain tax reforms applicable to companies.

The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax. Generally, the rules apply a supplementary tax system that raises the total amount of taxes paid on an entity's excess profits in a jurisdiction up to the minimum rate of 15%.

** The amendments must be applied immediately, subject to any local endorsement process, and retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. However, the disclosures about the known or reasonably estimable exposure to Pillar Two income taxes are only required for annual reporting periods beginning on or after 1 January 2023 and do not need to be made in interim financial reports for interim periods ending on or before 31 December 2023.

Immediately, except for certain disclosures as noted on the left **

The adoption of this amendment has not had a material impact for the Group.

Standards and amendments not yet adopted by the Group

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Special transitional rules apply if an entity had early adopted the 2020 amendments regarding the classification of liabilities as current or non-current.

Annual periods beginning on or after 1st January 2024.
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalised narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognising any amount of the gain or loss that relates to the right of use that it retains. This could particularly impact sale and leaseback transactions where the lease payments include variable payments that do not depend on an index or a rate.

Annual periods beginning on or after 1st January 2024.
Supplier finance arrangements amendments – amendments to IAS 7 and IFRS 7

The amendments were prepared to respond to requests from investors regarding the need to have more information regarding financing agreements with suppliers, in order to be able to evaluate how these agreements affect liabilities, cash flows and the liquidity risk of an entity. New disclosures must be included in the financial statements, such as the terms and conditions of said agreements, as well as the recorded values of the liabilities, and ranges of payment due dates applicable to the liabilities that are under the Payment Agreement scheme. financing with suppliers, as well as for comparable commercial accounts that are not part of such agreements.

Annual periods beginning on or after 1st January 2024.
Sale or contribution of assets between an investor and its associate or joint venture - Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and their associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations').

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

In December 2015, the IASB decided to defer the application date of this amendment until such time as the IASB has finalized its research project on the equity method
Amendments to IAS 21 - Lack of Exchangeability

The amendments to IAS 21, issued in August 2023, have been prepared to respond to concerns about diversity in practice when accounting for the lack of interchangeability between currencies. The amendments will assist businesses and investors by addressing an issue that was not previously covered in the accounting requirements for the effects of changes in exchange rates.

An entity shall apply such amendments for annual reporting periods beginning on or after January 1, 2025. Early application is permitted, although it has not been approved by the CNV as of the date of issuance of these Financial Statements. If an entity applies the modifications for a prior period, it shall disclose that fact.

IFRS 18 Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

● the structure of the statement of profit or loss;

● required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

● enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

Annual periods beginning on or after 1st January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

● it does not have public accountability; and

● it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Financial Statements.

Management is studying the impact that these new regulations and modifications will have for the Group.

At the date of issuance of these consolidated financial statements, there are no other standards or amendments issued by the IASB that are not yet effective and are expected to have a significant effect on the Group.

2.3 Scope of consolidation

(a) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity, but does have capacity to define its relevant activities because of de-facto control.

Urban Properties and Investments Business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2024	06.30.2023	06.30.2022
IRSA's direct equity interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A. (4)	Uruguay	Investment	-	-	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1) (2)	Argentina	Investment	-	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	98.67%	98.67%	93.63%
Shefa Fiduciaria S.A.U.	Argentina	Trustee Company	100.00%	-	-
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct equity interest in:
DFL y DN B.V.	Bermudas/ Netherlands	Investment	99.63%	99.59%	99.50%
Real Estate Development LLC	United States	Investment	100.00%	-	-
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A. (4)	Uruguay	Investment	-	-	100.00%
Liveck Ltd. (3)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII) (4)	Bermudas	Investment	-	-	100.00%
DFL's direct equity interest in:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

(1)

The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholders agreement that confers its majority of votes in the decision making process.

(2)	Liquidated in September 2023.
(3)	Includes Tyrus’ and IRSA’s equity interests.
(4)	Liquidated in October 2022.

Except for the aforementioned items, the percentage of votes does not differ from the stake.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant. Quantitatively, the Group considers significant those entities that individually represent at least 20% of the equity attributable to the total non-controlling interest at the end of each year. Likewise, within the qualitative aspects, the specific risks to which each individual entity is exposed, its performance and the importance that each entity has within the Group are taken into account, among other factors.

(b) Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

(c) Disposal of subsidiaries with loss of control

When the Group ceases to have control over a subsidiary, any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d) Associates and joint arrangements

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting, except as otherwise indicated as explained below. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition. Joint arrangements are arrangements of which the Group and another party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in associates and joint ventures are accounted for under the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized in the Consolidated Statement of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Consolidated Statement of Income and Other Comprehensive Income.

The Group determines at each reporting date whether there is any objective evidence that the investment in associates and joint ventures is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and it’s carrying value and recognizes such difference in "Share of profit / (loss) of associates and joint ventures" in the Consolidated Statement of Income and Other Comprehensive Income.

Profit and losses resulting from transactions between the Group and the associate are recognized in the Group's financial statements only to the extent of the interests in the associates of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates are modified to ensure uniformity within Group policies.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates are considered significant.

Note 8 includes summary financial information and other information of the Group's associates.